NET GAIN ON SECURITIES (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Net gain on securities [abstract]
Net gain on financial assets at fair value through profit or loss	S/ 261,572		S/ 212,907	S/ 370,049
Net gain (loss) on investments at fair value through other comprehensive income	155,453		43,101	(61,255)
Net gain in associates	41,404		135,183	117,089
Impairment of investments at fair value through other comprehensive income	(53,918)		(27,947)	(4,321)
Others	(3,825)		(949)	3,582
Total	S/ 400,686		S/ 362,295	S/ 425,144
Ministry of economy and finance amount | $		$ 99.0
Net realized gain on other securities | $		$ 56.0